Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent	33.68%	14.60%	11.14%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	39.77%	15.09%	10.96%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	42.19%	16.26%	12.08%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	42.17%	16.27%	12.11%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	42.13%	16.19%	12.02%
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	40.87%	13.52%	9.56%
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	25.71%	12.65%	9.25%
Russell 1000® Growth Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	42.68%	19.50%	14.86%